[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.
First Quarter Report
March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.7%)
(Unless Otherwise Noted)
Argentina (0.5%)
Commercial Banks
Banco Macro SA ADR		64,900	2,203
Energy Equipment & Services
Tenaris SA ADR		4,300	197
			2,400
Austria (1.3%)
Commercial Banks
Erste Bank der Oesterreichischen Sparkassen AG		31,929	2,487
Raiffeisen International Bank Holding AG		28,535	4,017
			6,504
Brazil (11.4%)
Airlines
Tam SA ADR (Preference)		125,020	3,320
Commercial Banks
Banco Itau Holding Financeira SA (Preference)		85,141	2,971
Banco Itau Holding Financeira SA ADR (Preference)		89,708	3,124
Banco Nacional SA (Preference)	(a)(c)	61,598,720	@—
Investimentos Itau SA (Preference)		454,504	2,537
Unibanco - Uniao de Bancos Brasileiros SA		102,862	908
Unibanco - Uniao de Bancos Brasileiros SA GDR		58,727	5,136
			14,676
Electric Utilities
Cia Energetica de Minas Gerais SA ADR		89,049	4,332
Household Durables
Cyrela Brazil Realty SA		22,700	211
Gafisa SA ADR	(a)	43,800	1,117
			1,328
Media
NET Servicos de Comunicacao SA	(a)	131,447	1,779
Metals & Mining
CVRD ADR		416,452	13,027
CVRD, ‘A’ (Preference)		8,626	270
Gerdau SA (Preference)		106,150	1,945
Gerdau SA ADR		63,240	1,146
			16,388
Multiline Retail
Lojas Americanas SA (Preference)		26,275,527	1,658
Oil, Gas & Consumable Fuels
Petrobras SA (Preference)		140,216	3,140
Petrobras SA ADR		5,563	554
Petrobras SA ADR (Preference)		85,845	7,670
			11,364
Personal Products
Natura Cosmeticos SA		109,200	1,230
Road & Rail
All America Latina Logistica SA		223,300	2,707
			58,782
China/Hong Kong (13.2%)
Airlines
Air China Ltd., ‘H’		4,380,000	3,033

Automobiles
Dongfeng Motor Group Co., Ltd., ‘H’	(a)	4,128,000	2,250
			5,283
Commercial Banks
Bank of China Ltd., ‘H’	(a)	4,213,000	2,098
China Construction Bank, ‘H’		15,620,000	8,936
Industrial & Commercial Bank of China Ltd., ‘H’	(a)	7,736,000	4,337
			15,371
Construction & Engineering
China Communications Construction Co., Ltd., ‘H’	(a)	2,631,000	3,172
Diversified Telecommunication Services
China Netcom Group Corp. Hong Kong Ltd.		1,351,000	3,527
Food Products
Global Bio-Chem Technology Group Co., Ltd.		1,091,000	279
Electrical Equipment
Harbin Power Equipment, ‘H’		1,528,000	1,721
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(c)	568,000	@—
Independent Power Producers & Energy Traders
China Power International Development Ltd.		3,933,000	1,908
China Resources Power Holdings Co.		1,631,000	2,501
			4,409
Insurance
China Life Insurance Co., Ltd.		803,000	2,307
PICC Property & Casualty Co., Ltd.	(a)	4,664,000	2,674
Ping An Insurance Group Co. of China Ltd., ‘H’		505,000	2,476
			7,457
Marine
China Shipping Development Co., Ltd., ‘H’		1,922,000	2,932
Metals & Mining
Maanshan Iron & Steel Co., Ltd. ‘H’		4,410,000	2,895
Oil, Gas & Consumable Fuels
China Coal Energy Co.	(a)	5,137,000	5,490
Petrochina Co., Ltd., ‘H’		3,332,000	3,953
			9,443
Real Estate
Shenzhen Investment Ltd.		3,739,000	1,909
Specialty Retail
GOME Electrical Appliances Holdings Ltd.		2,562,000	2,849
Transportation Infrastructure
Cosco Pacific Ltd.		870,000	2,156
Wireless Telecommunication Services
China Mobile Ltd.		518,000	4,710
			68,113
Colombia (0.4%)
Commercial Banks
BanColombia SA ADR		79,470	2,200
Czech Republic (2.0%)
Electric Utilities
Ceske Energeticke Zavody AS		53,545	2,403
Media
Central European Media Enterprises Ltd.	(a)	65,200	5,770
Pharmaceuticals
Zentiva N.V.		30,064	2,070
			10,243
Egypt (0.8%)
Wireless Telecommunication Services
Orascom Telecom Holding SAE		8,880	616
Orascom Telecom Holding SAE GDR		52,992	3,675
			4,291

Hungary (0.8%)
Commercial Banks
OTP Bank Nyrt.		90,199	4,133
India (6.4%)
Automobiles
Mahindra & Mahindra Ltd.		59,300	1,065
Maruti Udyog Ltd.		80,000	1,509
			2,574
Commercial Banks
HDFC Bank Ltd.		78,400	1,721
ICICI Bank Ltd.	(b)	64,000	1,267
ICICI Bank Ltd. ADR		41,050	1,509
UTI Bank Ltd.		153,000	1,726
			6,223
Construction Materials
Gujarat Ambuja Cements Ltd.		460,500	1,131
Electrical Equipment
ABB Ltd.		26,181	2,138
Bharat Heavy Electricals Ltd.		47,000	2,445
			4,583
Energy Equipment & Services
Aban Offshore Ltd.		24,000	1,118
Information Technology Services
HCL Technologies Ltd.		246,200	1,651
Infosys Technologies Ltd.		97,416	4,524
Infosys Technologies Ltd. ADR		25,000	1,256
			7,431
Media
Deccan Chronicle Holdings Ltd.		278,000	1,009
Pharmaceuticals
Cipla Ltd.		225,450	1,228
Glenmark Pharmaceuticals Ltd.		113,600	1,598
			2,826
Road & Rail
Container Corp. of India Ltd.		27,235	1,221
Tobacco
ITC Ltd.		180,000	626
ITC Ltd. GDR (Registered)		96,500	331
			957
Wireless Telecommunication Services
Bharti Airtel Ltd.	(a)(b)	229,000	4,053
			33,126
Indonesia (3.1%)
Automobiles
PT Astra International Tbk		1,485,600	2,149
Commercial Banks
Bank Central Asia Tbk PT		3,000,000	1,677
Bank Mandiri Persero Tbk PT		2,726,000	747
Bank Rakyat Indonesia PT		3,056,500	1,691
			4,115
Construction Materials
Indocement Tunggal Prakarsa Tbk PT		9,000	5
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT		5,784,000	6,244
Food Products
Indofood Sukses Makmur Tbk PT		4,450,500	741
Machinery
United Tractors Tbk PT		1,835,500	1,489
Metals & Mining
International Nickel Indonesia Tbk PT		178,500	1,063
			15,806

Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.		1	@—
Malaysia (0.5%)
Commercial Banks
Public Bank Bhd		366,500	954
Food Products
Kuala Lumpur Kepong Bhd		357,000	1,239
Multi-Utilities
YTL Corp. Bhd		332,000	658
			2,851
Mexico (10.0%)
Commercial Banks
Grupo Financiero Banorte SAB de CV, ‘O’		916,200	4,341
Construction Materials
Cemex SAB de CV ADR	(a)	86,500	2,833
Food & Staples Retailing
Wal-Mart de Mexico SA de CV, ‘V’		1,505,326	6,427
Wal-Mart de Mexico SA de CV ADR		101,077	4,326
			10,753
Household Durables
Corporacion GEO SAB de CV	(a)	457,911	2,655
Urbi Desarrollos Urbanos SA de CV	(a)	385,700	1,595
			4,250
Media
Grupo Televisa SA ADR		401,602	11,968
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR		365,131	17,450
			51,595
Morocco (1.2%)
Commercial Banks
Banque Marocaine du Commerce Exterieur		15,740	4,085
Household Durables
Douja Promotion Groupe Addoha SA	(a)	6,000	2,087
			6,172
Pakistan (0.3%)
Oil, Gas & Consumable Fuels
Oil and Gas Development Co., Ltd.		788,440	1,542
Peru (0.4%)
Commercial Banks
Credicorp Ltd.		39,711	1,935
Philippines (0.4%)
Diversified Financial Services
Ayala Corp.		98,000	1,137
Wireless Telecommunication Services
Philippine Long Distance Telephone Co.		21,010	1,100
			2,237
Poland (4.9%)
Commercial Banks
Bank Handlowy w Warszawie SA		93,983	3,140
Bank Millennium SA		1,110,516	4,293
Bank Pekao SA		71,558	6,365
Bank Zachodni WBK SA		10,928	1,020
Powszechna Kasa Oszczednosci Bank Polski SA		103,466	1,723
			16,541
Construction & Engineering
Budimex SA	(a)	22,296	782
PBG SA	(a)	6,677	841
Polimex Mostostal SA		4,037	302
			1,925

Media
Multimedia Polska SA	(a)	375,462	1,699
TVN SA	(a)	552,836	5,027
			6,726
			25,192
Russia (12.9%)
Beverages
Efes Breweries International N.V. GDR	(a)	37,240	992
Commercial Banks
Sberbank		200	712
Sberbank GDR	(a)	22,620	9,239
			9,951
Electric Utilities
Unified Energy System GDR		77,571	10,569
Energy Equipment & Services
TMK OAO GDR	(a)(d)	94,078	3,161
TMK OAO GDR (Registered)	(a)	37,900	1,272
			4,433
Food Products
Wimm-Bill-Dann Foods OJSC ADR		81,040	6,472
Media
CTC Media, Inc.	(a)	186,479	4,789
Metals & Mining
Evraz Group SA (GDR)		81,456	2,582
Mechel ADR		47,239	1,571
MMC Norilsk Nickel ADR		23,956	4,551
			8,704
Oil, Gas & Consumable Fuels
LUKOIL ADR		58,596	5,069
NovaTek OAO GDR		98,624	5,700
OAO Gazprom ADR		234,357	9,814
			20,583
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)(c)	156,075	@—
			66,493
South Africa (6.5%)
Construction & Engineering
Aveng Ltd.		275,600	1,747
Group Five Ltd.		300,400	2,344
			4,091
Electronic Equipment & Instruments
Allied Electronics Corp. Ltd. (Preference)	(a)	263,019	1,592
Food & Staples Retailing
Massmart Holdings Ltd.		293,700	3,415
Industrial Conglomerates
Barloworld Ltd.		94,238	2,351
Murray & Roberts Holdings Ltd.		320,580	2,473
			4,824
Media
Naspers Ltd., ‘N’		178,660	4,322
Metals & Mining
Mittal Steel South Africa Ltd.		154,300	2,510
Specialty Retail
Mr. Price Group Ltd.		689,800	2,833
Wireless Telecommunication Services
MTN Group Ltd.		748,700	10,166
			33,753
South Korea (10.4%)
Chemicals
Honam Petrochemical Corp.		8,654	750
LG Petrochemical Co., Ltd.		35,176	1,038

SSCP Co., Ltd.	(a)	23,858	683
			2,471
Commercial Banks
Kookmin Bank		80,740	7,243
Shinhan Financial Group Co., Ltd.		99,820	5,730
			12,973
Construction & Engineering
GS Engineering & Construction Corp.		37,600	3,365
Hyundai Engineering & Construction Co., Ltd.	(a)	29,700	1,601
			4,966
Food & Staples Retailing
Shinsegae Co., Ltd.		4,545	2,609
Household Durables
Woongjin Coway Co., Ltd.		107,650	3,021
Industrial Conglomerates
LG Corp.		61,690	2,088
Orion Corp.		7,608	1,884
			3,972
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)	16,625	2,783
Internet Software & Services
NHN Corp.	(a)	23,990	3,519
Machinery
Doosan Infracore Co., Ltd.		70,060	1,787
Hyundai Heavy Industries Co., Ltd.		2,779	555
Hyundai Mipo Dockyard Co., Ltd.		14,650	2,702
			5,044
Media
Cheil Communications, Inc.		6,101	1,524
Personal Products
Amorepacific Corp.		3,363	1,852
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		8,036	4,809
Samsung Electronics Co., Ltd. (Preference)		4,551	2,140
			6,949
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		47,860	1,920
			53,603
Taiwan (6.9%)
Chemicals
Eternal Chemical Co., Ltd.		1,010,000	1,703
Formosa Chemicals & Fibre Corp.		673,000	1,291
			2,994
Commercial Banks
Chang Hwa Commercial Bank	(a)	1,371,000	826
Computers & Peripherals
Foxconn Technology Co., Ltd.		107,000	1,214
High Tech Computer Corp.		104,800	1,615
Wistron Corp.		460,560	699
			3,528
Electronic Equipment & Instruments
Delta Electronics, Inc.		1,607,602	5,198
Everlight Electronics Co., Ltd.		619,060	2,413
Hon Hai Precision Industry Co., Ltd.		582,585	3,909
Tripod Technology Corp.		369,890	1,520
TXC Corp.		456,000	850
			13,890
Industrial Conglomerates
Far Eastern Textile Co., Ltd.		1,456,960	1,255
Insurance
Cathay Financial Holding Co., Ltd.		1,035,641	2,150

Shin Kong Financial Holding Co., Ltd.		162,043	144
			2,294
Marine
Evergreen Marine Corp Taiwan Ltd.		1,977,000	1,261
Yang Ming Marine Transport Corp.		2,601,000	1,792
			3,053
Semiconductors & Semiconductor Equipment
MediaTek, Inc.		349,300	4,011
Siliconware Precision Industries Co.		875,000	1,639
Transced Information, Inc.		508,961	1,923
			7,573
			35,413
Thailand (0.3%)
Commercial Banks
Bangkok Bank PCL (Foreign)		308,100	994
Kasikornbank PCL (Foreign)		384,500	736
			1,730
Turkey (3.1%)
Beverages
Coca-Cola Icecek Uretim AS	(a)	307,279	2,472
Commercial Banks
Turkiye Garanti Bankasi AS		996,211	4,473
Turkiye Is Bankasi AS, Class C		484,859	2,333
Yapi ve Kredi Bankasi AS	(a)	1,421,586	3,023
			9,829
Food & Staples Retailing
BIM Birlesik Magazalar AS		48,630	2,865
Insurance
Aksigorta AS		205,000	1,009
			16,175
TOTAL COMMON STOCKS
(Cost $341,150)			504,289
INVESTMENT COMPANY (0.7%)
India (0.7%)
Morgan Stanley Growth Fund
(Cost $729)	(e)	3,892,400	3,824
		Face
		Amount
		(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.
15.00%, (expired maturity) (Cost $408)
INR	(a)(b)(c)	581	@—
SHORT-TERM INVESTMENT (1.2%)
United States (1.2%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $6,336 (Cost $6,333) $	(f)	6,333	6,333
TOTAL INVESTMENTS + (99.6%) (Cost $348,620)			514,446
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)			1,813
NET ASSETS (100%)			$ 516,259

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2007, the Fund held $5,320,000 of fair valued securities, representing 1.0% of net assets.
(c)	Security has been deemed illiquid at March 31, 2007.

(d)	144A Security — Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of $729,025 is advised by an affiliate of the Adviser. During the period ended March 31, 2007, there were no purchases or sales of this security. The Fund derived no income from this security during the period ended March 31, 2007.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $348,620,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $165,826,000 of which $172,966,000 related to appreciated securities and $7,140,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	209	$101	4/4/07	USD	102	$102	$1
EUR	282	377	4/2/07	USD	376	376	(1)
MAD	387	46	4/3/07	USD	46	46	@—
MAD	2,493	298	4/5/07	USD	298	298	@—
PLN	488	168	4/2/07	USD	167	167	(1)
PLN	121	42	4/3/07	USD	42	42	@—
USD	45	45	4/2/07	BRL	92	45	@—
USD	116	116	4/2/07	HKD	903	116	@—
USD	9	9	4/3/07	INR	400	9	@—
USD	51	51	4/4/07	MAD	430	51	@—
USD	22	22	4/2/07	MXN	246	22	@—
USD	182	182	4/3/07	MXN	2,004	181	(1)
USD	772	772	4/4/07	MXN	8,527	772	@—
USD	71	71	4/2/07	TRY	99	71	@—
USD	165	165	4/4/07	PLN	477	165	@—
USD	24	24	4/2/07	ZAR	173	24	@—
USD	17	17	4/3/07	TRY	23	17	@—
USD	43	43	4/3/07	ZAR	314	43	@—
ZAR	79,086	10,851	5/16/07	USD	10,786	10,786	(65)
		$13,400				$13,333	$(67)

BRL	— Brazilian Real
EUR	— Euro
HKD	— Hong Kong Dollar
MAD	— Morrocan Dirham
MXN	— Mexican Peso
PLN	— Polish Zloty
TRY	— New Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07